Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Service revenues	$ 4,116		$ 2,939		$ 2,729
Product sales	3,521		3,921		4,757
Total revenues	7,637		6,860		7,486
Costs and expenses:
Product costs	3,016		3,027		3,496
Operating and maintenance expenses	1,492		1,097		1,027
Depreciation and amortization expenses	1,176		815		756
Selling, general, and administrative expenses	661		512		571
Net insurance recoveries - Geismar Incident	(232)		(40)		0
Other (income) expense - net	(45)		74		24
Total costs and expenses	6,068		5,485		5,874
Operating income (loss)	1,569		1,375		1,612
Equity earnings (losses)	144	[1]	134	[1]	111	[1]
Gain on remeasurement of equity-method investment	2,544	[1]	0	[1]	0	[1]
Other investing income (loss) - net	43		81		77
Interest incurred	(888)		(611)		(568)
Interest capitalized	141		101		59
Other income (expense) - net	31		0		(2)
Income (loss) from continuing operations before income taxes	3,584		1,080		1,289
Provision (benefit) for income taxes	1,249		401		360
Income (loss) from continuing operations	2,335		679		929
Income (loss) from discontinued operations	4		(11)		136
Net income (loss)	2,339		668		1,065
Less: Net income attributable to noncontrolling interests	225		238		206
Net income (loss) attributable to The Williams Companies, Inc.	2,114		430		859
Amounts attributable to The Williams Companies, Inc.:
Income (loss) from continuing operations	2,110		441		723
Income (loss) from discontinued operations	4		(11)		136
Net income (loss) attributable to The Williams Companies, Inc.	$ 2,114		$ 430		$ 859
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$ 2.93		$ 0.65		$ 1.17
Income (loss) from discontinued operations	$ 0.01		$ (0.02)		$ 0.22
Net income (loss)	$ 2.94		$ 0.63		$ 1.39
Weighted-average shares (thousands)	719,325		682,948		619,792
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$ 2.91		$ 0.64		$ 1.15
Income (loss) from discontinued operations	$ 0.01		$ (0.02)		$ 0.22
Net income (loss)	$ 2.92		$ 0.62		$ 1.37
Weighted-average shares (thousands)	723,641		687,185		625,486

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)